REVENUE, OTHER INCOME AND GAINS - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 28, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) performance_obligation milestone_payment	Dec. 31, 2023 USD ($) milestone_payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) milestone_payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) milestone_payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables			$ 6,287	$ 100,041
Contract liabilities			46,874	100,972
Total revenue and other revenue			144,661	35,339	$ 50,328
License revenue			$ 138,404	35,160	50,000
Collaboration agreement, number of performance obligations | performance_obligation			2
Decrease through performance obligation being satisfied, contract liabilities			$ 63,300
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Increase through milestone achievement, contract liabilities			7,500
PO2: Supply of materials
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Increase through milestone achievement, contract liabilities			6,000
CARVYKTI Expansion
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue			45,000
GDP Indication
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue			30,000
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables										$ 350,000
Future estimated milestone payments			940,000
License revenue			$ 75,100
Proceeds from upfront fees recognized as revenue									$ 350,000
Number of milestone payments | milestone_payment			2
Milestone payment not eligible to receive based on subsequent change in development plan			$ 250,000
License revenue			75,074	35,160	50,000
Total			760,000	685,000
Janssen | Upfront Payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total			350,000	$ 350,000
Janssen | Transfer Of Intellectual Property License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue										50,000
Janssen | CARTITUDE-1 Clinical Trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment								2
Milestone payments recognized as revenue								$ 60,000
Janssen | Cilta-cel
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue							$ 75,000
Janssen | CARTITUDE-5 Clinical Trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment						3
Milestone payments recognized as revenue						$ 65,000
Janssen | Submission of NDA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue					50,000
Janssen | Application Acceptance
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment				2
Milestone payments recognized as revenue				$ 35,000
Janssen | Specified manufacturing milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments			125,000							125,000
Janssen | Specified development milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments			30,000							215,000
Janssen | Specified regulatory milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments			575,000							800,000
Janssen | Specified net trade sales milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments			210,000							$ 210,000
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	$ 100,000
Future estimated milestone payments	1,010,000
License revenue			63,300
License revenue			63,330	0	$ 0
Total			138,056	125,310
Novartis | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total			$ 131,820	120,710
Performance obligation satisfaction period			3 years
Expected supply of materials period			1 year
Novartis | Upfront Payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	100,000
Total			$ 100,000	100,000
Novartis | PO1: Fixed Consideration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price, total aggregate reimbursable development costs (up to)	33,500
Transaction costs incurred, reimbursement receivable			20,400
Novartis | PO1: Fixed Consideration | Forecast
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction costs incurred, reimbursement receivable		$ 126,600
Novartis | PO1: Variable Consideration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expense incurred, not subject to reimbusement			1,600
Novartis | PO1: Variable Consideration | Forecast
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction costs incurred, reimbursement receivable		$ 11,400
Novartis | PO2: Supply of materials
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total	6,200		$ 6,236	$ 4,600
Novartis | Materials
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue and other revenue	$ 5,900